Trade and other payables: due within one year	6 Months Ended
Jun. 30, 2022
Trade And Other Payables Due Within One Year
Trade and other payables: due within one year

9. Trade and other payables: due within one year

	June 30, 2022	December 31, 2021
	£	£
Trade payables	1,689,386	1,422,393
Other tax and social security	229,715	311,204
Accruals	1,685,480	2,330,582
Other payables	37,331	39,436
	3,641,912	4,103,615

The fair value of trade and other payables are not materially different to the book value.